Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 29, 2015
Prospectus

Effective the close of business on January 29, 2016, Class A, Class T, and Class C shares of Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, and Fidelity Advisor Income Replacement 2042 Fund will no longer be available for purchase except through the reinvestment of dividends and other distributions.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

ARW-15-02  November 30, 2015
1.856010.116

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class I
September 29, 2015
Prospectus

Effective the close of business on January 29, 2016, Class I shares of Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, and Fidelity Advisor Income Replacement 2042 Fund will no longer be available for purchase except through the reinvestment of dividends and other distributions.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 66.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ARWI-15-04  November 30, 2015
1.856011.117